Document and Entity Information	12 Months Ended
Sep. 30, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Castor Maritime Inc.
Entity Central Index Key	0001720161
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	2,400,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY